Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands							3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 11, 2025 shares	Jan. 26, 2025 shares	Nov. 28, 2023 shares	Apr. 11, 2023 shares	Jan. 29, 2020 USD ($) $ / shares shares	Jul. 13, 2018 shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	May 31, 2025 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares	May 31, 2023 USD ($) $ / shares	Jul. 31, 2018 Grantees	Jan. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted | $ / shares									$ 4.67	$ 5.99	$ 2.6
Total fair value of shares vested									$ 76,133	$ 79,775	$ 65,142
Share-based compensation expense									59,933	122,458	89,788
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES									$ 145,832
Weighted-average period of recognition									2 years 1 month 20 days
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 48,129	50,672	69,547
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance | shares									10,891,280
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors | shares													100,000,000
2016 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period		15 years
Overall limit on the number of shares which may be issued | shares		200,000,000
2016 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period		10 years
Overall limit on the number of shares which may be issued | shares		100,000,000
Koolearn pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares							47,836,985
Exercise period							6 years
Value of options exercised									$ 15,008	2,514	38,465
Share-based compensation expense									0	0	0
Option per share | $ / shares							$ 0.53
Percentage of maximum limit on shares Options granted						5.23%
Exercise price | $ / shares							$ 1.13
Fair value of share options granted							$ 21,613
Overall limit on the number of shares which may be issued | shares						47,836,985
Number of Grantee | Grantees												144
Koolearn post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period					10 years
Value of options exercised									7,188	10,767	25,063
Option per share | $ / shares								$ 0.32
Exercise price | $ / shares					$ 0.67
Overall limit on the number of shares which may be issued | shares					24,986,000
Recognised total expenses									898	4,287	10,897
Koolearn post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement options granted during the period aggregate fair value					$ 7,995
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares				30,459,000
Share-based compensation expense									10,682	67,499	$ 9,344
Vesting period				3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				3 years
East Buy 2023 Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES									$ 5,915	$ 33,790
Weighted-average period of recognition									10 months 24 days	1 year 4 months 24 days
Vesting period			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Two Thousand Twenty Five Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares	1,700,000
Share-based compensation expense									$ 224
Two Thousand Twenty Five Scheme [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares	1,780,000
Two Thousand Twenty Five Scheme [Member] | Non Executive Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares	20,000
Two Thousand Twenty Five Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES									$ 2,382
Weighted-average period of recognition									1 year 10 months 24 days